COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 - COMMITMENTS AND CONTINGENCIES

Litigation — From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business.

On April 21, 2026, a securities class action lawsuit was filed against the Company, certain of its officers, and other parties in the United States District Court for the Southern District of New York. The lawsuit relates to alleged violations of the Securities Exchange Act of 1934 and was brought on behalf of investors who acquired the Company’s securities between September 3, 2025 and September 23, 2025.

The complaint alleges that the defendants made materially false and/or misleading statements and failed to disclose certain adverse information relating to the Company’s business operations and trading activities.

The Company intends to defend vigorously against these claims. As of the reporting date, the outcome of the litigation cannot be reasonably estimated, and no provision has been recognized in the financial statements.